Non-controlling Interest	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Controlling Interests [abstract]
Non-controlling Interest

NOTE 50. NON-CONTROLLING INTEREST
The following tables provide information about each subsidiary that has a non-controlling interest.
The non-controlling equity investment percentages and votes as of the indicated dates are as follows:

Company	Place of Business	12.31.24	12.31.23
Galicia Broker Asesores de Seguros S.A.	CABA -Argentina	0.01%	0.01%
Sudamericana Seguros Galicia S.A.	CABA -Argentina	0.57%	0.57%
Banco GGAL S.A.	CABA -Argentina	0.01%	—%
Changes in the Group’s non-controlling interests as of the indicated dates were as follows:

Company	Balance as of 12.31.23	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.24
Galicia Broker Asesores de Seguros S.A.	134	—	(169)	140	105
Sudamericana Seguros Galicia S.A.	193,086	—	—	(126,113)	66,973
Banco GGAL S.A.	—	101,505	—	(10,102)	91,403
Total	193,220	101,505	(169)	(136,075)	158,481

Company	Balance as of 12.31.22	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.23
Galicia Broker Asesores de Seguros S.A.	128	—	(128)	134	134
Sudamericana Seguros Galicia S.A.	—	198,698	—	(5,612)	193,086
Total	128	198,698	(128)	(5,478)	193,220

Company	Balance as of 12.31.21	Purchases / Contributions / Sales	Cash Dividends	Profit Sharing in income (loss) for the Year	Balance as of 12.31.22
Galicia Broker Asesores de Seguros S.A.	67	—	—	61	128
Total	67	—	—	61	128
Summary information on subsidiaries is detailed in Note 15.